Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 7,657	$ 8,465	$ 8,403
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,680	2,400	2,450
Depreciation	572	594	570
Amortization of intangible assets	121	137	153
Deferred income taxes	(51)	140	424
Net amortization of securities premiums and discounts	860	1,057	1,210
Net realized gain on sales of securities	(1,170)	(881)	(1,419)
Net increase in cash surrender value of life insurance	(680)	(617)	(539)
Loss (gain) on sale of foreclosed real estate	920	347	(5)
Net gain on sale of mortgage loans	(150)	(112)	(211)
Mortgage loans originated for sale	(4,269)	(3,986)	(6,964)
Proceeds from sale of mortgage loans originated for sale	4,419	4,053	7,175
Compensation expense related to stock options	154	162	130
(Increase) decrease in accrued interest receivable and other assets	233	759	1,274
Increase (decrease) in accrued interest payable and other liabilities	235	173	(1,290)
Net cash provided by operating activities	10,531	12,691	11,361
CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale: Proceeds from sales	66,263	42,348	40,914
Securities available for sale: Proceeds from maturities and principal reductions on mortgage-backed securities	14,859	21,142	30,607
Securities available for sale: Purchases	(74,426)	(84,589)	(67,312)
Proceeds from maturities on securities held to maturity	175	0	0
Purchase of regulatory Stock	(1,963)	(741)	0
Redemption of regulatory Stock	3,126	494	1,045
Net increase in loans	(4,270)	(29,515)	(22,507)
Proceeds from bank-owned life insurance	75	1,089	0
Purchase of bank-owned life insurance	0	(3,000)	(3,000)
Purchase of premises and equipment	(193)	(393)	(417)
Proceeds from sale of foreclosed real estate	1,045	508	3,421
Net cash provided by (used in) investing activities	4,691	(52,657)	(17,249)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in deposits	18,762	16,757	(1,342)
Net (decrease) increase in short-term borrowings	(24,219)	21,217	6,903
Repayments of other borrowings	(1,561)	(5,726)	(5,183)
Proceeds from other borrowings	0	7,000	0
Stock options exercised	691	575	455
Tax benefit of stock options exercised	17	39	30
ESOP purchase of shares from treasury stock	150	146	149
Purchase of treasury stock	(179)	(319)	(320)
Cash dividends paid	(4,370)	(4,155)	(3,932)
Net cash (used in) provided by financing activities	(10,709)	35,534	(3,240)
Increase in cash and cash equivalents	4,513	(4,432)	(9,128)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	7,863	12,295	21,423
CASH AND CASH EQUIVALENTS, END OF PERIOD	12,376	7,863	12,295
Supplemental Disclosure of Cash Flow Information
Cash payments for: Interest on deposits and borrowings	3,264	3,818	4,728
Cash payments for: Income taxes paid, net of refunds	2,645	2,417	2,010
Supplemental Schedule of Noncash Investing Activities
Transfers of loans to foreclosed real estate and repossession of other assets	$ 4,704	$ 1,012	$ 1,358